Preferred and common stock	6 Months Ended
Sep. 30, 2017
Preferred and common stock

8. Preferred and common stock

Preferred stock

The composition of preferred stock at March 31, 2017 and September 30, 2017 is as follows:

Class of stock	March 31, 2017		September 30, 2017
	Authorized	Issued	Authorized	Issued
	(number of shares)
Class XI preferred stock	914,752,000	—	—	—
First series class XIV preferred stock (1)	900,000,000	—	900,000,000	—
Second series class XIV preferred stock (1)	900,000,000	—	900,000,000	—
Third series class XIV preferred stock (1)	900,000,000	—	900,000,000	—
Fourth series class XIV preferred stock (1)	900,000,000	—	900,000,000	—
First series class XV preferred stock (2)	900,000,000	—	900,000,000	—
Second series class XV preferred stock (2)	900,000,000	—	900,000,000	—
Third series class XV preferred stock (2)	900,000,000	—	900,000,000	—
Fourth series class XV preferred stock (2)	900,000,000	—	900,000,000	—
First series class XVI preferred stock (3)	1,500,000,000	—	1,500,000,000	—
Second series class XVI preferred stock (3)	1,500,000,000	—	1,500,000,000	—
Third series class XVI preferred stock (3)	1,500,000,000	—	1,500,000,000	—
Fourth series class XVI preferred stock (3)	1,500,000,000	—	1,500,000,000	—

Total	4,214,752,000	—	3,300,000,000	—

Notes:

(1)	The total number of authorized shares from first to fourth series class XIV preferred stock shall not exceed 900,000,000.
(2)	The total number of authorized shares from first to fourth series class XV preferred stock shall not exceed 900,000,000.
(3)	The total number of authorized shares from first to fourth series class XVI preferred stock shall not exceed 1,500,000,000.

Common stock

The number of issued shares of common stock at March 31, 2017 and September 30, 2017 was 25,386,307,945 shares and 25,389,644,945 shares, respectively. The increase of 3,337,000 shares was due to exercise of stock acquisition rights.